SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH FEBRUARY 2004

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

02-02    GER    5000     7.6578       8.60	       Weeden & Co.
02-03    " "   10000     7.7460       8.64	       	""
02-04    " "    8000     7.6825       8.54	       	""
02-06    " "   12000     7.7950       8.69	       	""
02-09    " "   10000     7.8394	  8.82	       	""
02-10    " "    5000     7.8200       8.86	       	""
02-11    " "    8500     7.9182       8.84	       	""
02-12    " "     300     7.8233	  8.90	       	""
02-13    " "    5000     7.7280       8.77	       	""
02-17    " "    1800     7.7800       8.88	       	""
02-18    " "    2500     7.7520       8.87	       	""
02-19    " "    6100     7.8472       8.85	       	""
02-20    " "    5000     7.7240       8.64	       	""
02-23    " "    5500     7.6760       8.58		     	""
02-24    " "    5000     7.4840       8.45	       	""
02-25    " "    3200     7.5100       8.45	       	""
02-26    " "    1000     7.4400       8.38	       	""
02-27    " "    1500     7.4600       8.40	       	""



The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          3/2/04